Redeemable Noncontrolling Interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Schedule of Changes of Redeemable Noncontrolling Interests

Changes in the Company’s redeemable noncontrolling interests are summarized in the table below (in thousands):

Balance at December 31, 2013	$10,584
Net loss attributable to noncontrolling interests	(1,839)
Changes to redemption value of noncontrolling interests	2,421
Repurchase of redeemable noncontrolling interests	(1,461)
Currency translation adjustments	37

Balance at December 31, 2014	$9,742
Net loss attributable to noncontrolling interests	(1,623)
Changes to redemption value of noncontrolling interests	914

Balance at September 30, 2015	$9,033

Changes in the Company’s redeemable noncontrolling interests for the year ended December 31, 2014 and 2013 are as follows (in thousands):

Balance at December 31, 2012	$—
Fair value at acquisition	10,966
Net loss attributable to noncontrolling interests	(395)
Currency translation adjustments	13

Balance at December 31, 2013	$10,584
Net loss attributable to noncontrolling interests	(1,839)
Changes to redemption value of noncontrolling interests	2,421
Repurchase of redeemable noncontrolling interests	(1,461)
Currency translation adjustments	37

Balance at December 31, 2014	$9,742